Fair Value Measurements - Recurring Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Recurring | Level 2 | Interest rate swaps
Fair value measurements
Fair value measured	$ 5,009	$ 15,631